Share-based Payment Arrangements - Summary of Information About ASE Mauritius Inc. Option Plan (Detail) - ASE Mauritius Inc. option plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	28,470	28,470
Number of options, forfeited | shares	(250)	0
Number of options, expired | shares	(28,220)	0
Number of options, Ending balance | shares	0	28,470
Number of options, exercisable, end of year | shares	0	28,470
Weighted average exercise price, Beginning balance | $	$ 1.7	$ 1.7
Weighted average exercise price, Options forfeited | $	1.7	0.0
Weighted average exercise price, Options expired | $	1.7	0.0
Weighted average exercise price, Ending balance | $	0.0	1.7
Weighted average exercise price, Options exercisable, end of year | $	$ 0.0	$ 1.7